Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 12,541,919	$ 5,364,582	$ 69,178
Accounts receivable	40,360	10,600	9,200
Inventories, net	302,005	188,728	92,823
Prepaid expenses and other current assets	456,894	338,721	799,131
Total current assets	13,341,178	5,902,631	970,332
Fixed assets, net	855,208	662,422	358,887
Other non-current assets, net			500
Total assets	14,196,386	6,565,053	1,329,719
Current liabilities:
Accounts payable	766,436	641,406	1,540,618
Accrued liabilities	916,730	699,903	2,242,058
Supplier financings		33,674	218,925
Notes payable, net			5,200,599
Warrant liability	709	1,070	2,140,532
Current portion of equipment financing	125,920	55,800
Current portion of credit facility	1,556,909		1,981,000
Current portion of deferred rent	24,752
Total current liabilities	3,390,747	1,430,783	13,323,732
Non-current portion of equipment financing, net	244,612	68,801
Non-current portion of credit facility, net	3,020,166	4,731,322
Non-current portion of interest payable	131,543	54,537
Non-current portion of deferred rent	481,041	500,179	462,001
Total liabilities	$ 7,268,109	$ 6,785,622	$ 13,785,733
Commitments and contingencies
Shareholders' equity/(deficit):
Common stock	$ 1,877	$ 445	$ 19
Additional paid-in capital	157,545,448	138,066,008	109,958,001
Accumulated deficit	(150,619,048)	(138,287,022)	(122,420,976)
Total shareholders' equity/(deficit)	6,928,277	(220,569)	(12,456,014)
Series A convertible preferred stock, $0.0001 par value, 100,000,000 authorized; 69,421,047 issued and outstanding at December 31, 2013; liquidation preference of $41,652,628 at December 31, 2013; 5,000,000 shares authorized; no shares issued and outstanding at December 31, 2014 (see Note 2).			6,942
Total liabilities and shareholders' equity/(deficit)	$ 14,196,386	6,565,053	$ 1,329,719
Scenario, Previously Reported [Member]
Current liabilities:
Accrued liabilities		$ 698,833